Shareholder Report, Holdings (Details) - Tarkio Fund	Nov. 30, 2024
Lumen Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.85%
General Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.85%
Cognex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
Manitowoc Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
Esab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
Ge Vernova Llc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Miller Knoll Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Ats Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Modine Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	15.85%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.37%
Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
Financial Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	3.92%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.26%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	39.54%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.34%
Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.71%
Technology [Member]
Holdings [Line Items]
Percent of Total Investments	17.98%
Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.71%